Net Defined Benefit Liabilities (Assets) - Schedule of Changes in the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) resulting from expense (income) in profit or loss [abstract]
Interest income	₩ 3,670	₩ 8,826	₩ 17,462
Plan assets
Changes in net defined benefit liability (asset) resulting from expense (income) in profit or loss [abstract]
Beginning	2,153,792	2,462,925
Interest income	72,685	97,708
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	995	(154)
Benefits paid	(190,569)	(583,162)
Employer contributions	269,591	172,622
Acquisition and disposition of businesses, etc.	(14,037)	3,853
Ending	₩ 2,292,457	₩ 2,153,792	₩ 2,462,925